Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Percentage of increase the ownership of certain shareholders over the three year period					50.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Income tax			$ 0	$ 0	$ 0	$ 0
Federal Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					$ 143,200,000	89,100,000
Operating loss carryforwards, expiration year					2038
Federal Tax Authority [Member] | No Expiry Period [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards						126,300,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards					$ 105,800,000	$ 69,600,000
Operating loss carryforwards, expiration year					2040
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount					$ 8,600,000
Tax credit carryforward, expiration year					2035